Net finance (costs) income (Tables)	12 Months Ended
Dec. 31, 2020
Net finance (costs) income:
Schedule of net finance (costs) income

	2020	2019

Interest income	$1,045	$1,146
Foreign exchange gain	179	—
Finance income	1,224	1,146

Interest expense on lease liability (note 5)	(17)	(12)
Interest and bank charges	(22)	(11)
Foreign exchange loss	—	(1,400)
Finance costs	(39)	(1,423)
Net finance income (costs)	$1,185	$(277)